ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of group of entities

			As of December 31, 2024		As of December 31, 2025
			Voting	Equity	Voting	Equity	Registered office’s
No.	Name	Short name	right (%)	interest (%)	right (%)	interest (%)	address	Principal activities
1	VinFast Auto Ltd.	VinFast Auto	—	—	—	—	61 Robinson Road #06-01	Investment holding
							(Suite 608), 61 Robinson,
							Singapore 068893
2	VinFast Trading and Production JSC	VinFast Vietnam	99.9	99.9	99.9	99.9	Dinh Vu – Cat Hai	Manufacturing cars,
							Economic Zone, Cat Hai	motor vehicles, render
							Island, Cat	leasing activities and
							Hai Special Zone, Hai	related businesses
							Phong City, Vietnam
3	VinFast Commercial and Services Trading LLC	VinFast Trading	99.5	99.4	99.5	99.4	No. 7, Bang Lang 1	Vehicles retail and
							Street, Vinhomes	distribution
							Riverside, Phuc Loi
							Ward, Hanoi, Vietnam
4	VinFast Germany GmbH	VinFast Germany	100.0	99.9	100.0	99.9	Kornmarktarkaden,	Trading, importing and
							Bethmannstraße	exporting equipment,
							8/Berliner Straße 51 –	components and spare
							60311 Frankfurt am	parts for automobiles,
							Main, Germany	e-scooters and related goods
5	VinFast Engineering Australia Pty Ltd (*)	VinFast Australia	100.0	99.9	100.0	99.9	Unit 3, 419 Bay Street,	Automobile designing,
							Brighton VIC 3186,	collaborating in technological
							Australia	research, importing
								and distributing goods
6	Vingroup Investment	Vingroup Investment	99.3	99.2	99.3	99.2	No. 7, Bang Lang 1	Consultancy and
	Vietnam JSC						Street, Vinhomes	investment activities
							Riverside, Phuc Loi
							Ward, Hanoi, Vietnam
7	Vingroup USA, LLC	Vingroup USA	100.0	100.0	100.0	100.0	251 Little Falls Drive,	Importing and
							Wilmington, DE,	distributing electronic and
							19808, USA	telecommunication
								equipment
8	VinFast USA Distribution, LLC	VinFast USA Distribution	100.0	100.0	100.0	100.0	251 Little Falls Drive,	Distribution of automotive
							Wilmington, DE,	vehicles
							19808, USA
9	VinFast Auto, LLC	VinFast Auto, LLC	100.0	100.0	100.0	100.0	251 Little Falls Drive,	Distribution of automotive
							Wilmington, DE,	vehicles
							19808, USA
10	VinFast Auto Canada Inc.	VinFast Auto Canada	100.0	99.2	100.0	99.2	1133 Melville Street	Distribution of automotive
							Suite 3500, The Stack,	vehicles
							Vancouver,
							BC V6E
							4E5, Canada
11	VinFast France	VinFast France	100.0	99.2	100.0	99.2	72 rue du Faubourg Saint	Distribution of automotive
							Honoré, Paris, 75008	vehicles
							France
12	VinFast Netherlands B.V	VinFast Netherlands	100.0	99.2	100.0	99.2	Raadhuisstraat 32, 1016	Distribution of automotive
							DG Amsterdam, Netherlands	vehicles
13	VinFast Manufacturing US, LLC (***)	VinFast Manufacturing	100.0	100.0	100.0	100.0	1686 VinFast Drive	Vehicles manufacturing.
							Moncure, North Carolina 27559
							Chatham County, USA
14	PT VinFast Automobile Indonesia	VinFast Indo	100.0	99.6	100.0	99.4	Axa Tower, 45th Floor,	Manufacturing and distribution
							JL. Prof. Dr. Satrio Kav	of automotive vehicles
							18., Karet Kuningan
							Village/Subdistrict,
							District. Setiabudi, City Adm.
							Jakarta South, DKI Jakarta Province.

			As of December 31, 2024		As of December 31, 2025
			Voting	Equity	Voting	Equity	Registered office’s
No.	Name	Short name	right (%)	interest (%)	right (%)	interest (%)	address	Principal activities
15	PT VinFast Trading Indonesia	VinFast Trading	99.0	98.6	99.0	98.4	Axa Tower, 45th Floor,	Distribution of automotive
		Indo					JL. Prof. Dr. Satrio Kav	vehicles
							18., Karet Kuningan
							Village/Subdistrict,
							District. Setiabudi, City Adm.
							Jakarta South, DKI Jakarta
							Province.
16	VinFast Auto (Thailand) Co., Ltd. (*)	VinFast Thailand	99.9	99.9	99.9	99.9	No. 425/1, Enco Terminal	Distribution of automotive
							Building B, 4th Floor,	vehicles
							Kamphaeng Phet 6 Road,
							Don Mueang District, Don
							Mueang Subdistrict,
							Bangkok, Thailand
17	VinFast Auto India Private Limited.	VinFast India	99.9	99.9	100.0	99.3	1st Floor, Urbanwrk,	Vehicles manufacturing and
							The Statement Baani,	related businesses.
							Golf Course Road, Sector 43,
							DLF QE, Gurgaon, Haryana,
							122002, India
18	VinFast UK Ltd. (*)	VinFast UK	100.0	100.0	100.0	100.0	21 Holborn Viaduct, London,	Distribution of automotive
							United Kingdom,	vehicles
							EC1A 2DY
19	VinFast Middle East FZE.	VinFast Middle East	100.0	100.0	100.0	100.0	Jebel Ali Free Zone,	Distribution of automotive
							Dubai, UAE	vehicles
20	VinFast Investment and Development JSC	VinFast Investment and	99.9	99.9	99.9	99.9	Dinh Vu – Cat Hai Economic	Supporting and investing in
		Development					Zone, Cat Hai Island, Cat	newly established
							Hai Special Zone,	companies
							Hai Phong City, Vietnam
21	VinEG Green Energy	VinEG	99.8	99.7	99.8	99.7	Dinh Vu – Cat Hai Economic	Manufacturing batteries
	Solutions JSC						Zone, Cat Hai Island,
							Cat Hai Special Zone,
							Hai Phong City, Vietnam
22	VinES Ha Tinh Energy Solution JSC	VinES Ha Tinh	99.8	99.5	99.8	99.5	Vung Ang Economic Zone,	Manufacturing batteries
							Vung Ang Ward, Ha Tinh
							Province, Vietnam
23	VinES USA, LLC (**)	VinES USA	100.0	99.7	100.0	99.7	850 New Burton Road,	Sale and leasing of
							Suite 201, Dover,	batteries and other
							Delaware 19904,	related services
							County of Kent
24	VinFast Kazakhstan LLP. (*)	VinFast Kazakhstan	100.0	100.0	100.0	100.0	10 Yelebekov Street,	Distribution of automotive
							Medeu District, Almaty City,	vehicles
							Kazakhstan
25	VinFast Auto Nigeria Ltd. (**)	VinFast Nigeria	100.0	100.0	—	—	01, 2nd Floor, Block B,	Distribution of automotive
							Post Square Building,	vehicles
							1/3 Ologun Agbaje Street,
							Victoria Island, Lagos State,
							Nigeria
26	VinFast Auto Philippines Corp.	VinFast Philippines	99.9	99.9	99.9	99.9	Unti 1603 Capital House,	Distribution of automotive
							9th Avenue corner Lane S,	vehicles
							Bonifacio Global City,
							Taguig City 1634,
							Philippines
27	VinFast Auto México,	VinFast Mexico	99.9	99.9	99.9	99.9	Street: Bosque de Ciruelos|	Distribution of automotive
	S. DE R.L. DE C.V. (*)						Ext Number: 180| Int	vehicles
							Number: PP101| Suburb:
							Bosque de las Lomas| County:
							Miguel Hidalgo| State:
							Mexico City| Zip Code: 11700
(*)	As at the reporting date, these entities’ operation are at idle stage.
(**)	As at the reporting date, these entities have completed or are in the process of completing the business dissolution procedures for this subsidiary.
(***)	As at the reporting date, this entity is at factory construction stage.